Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity risk management (Details) € in Billions	12 Months Ended
Dec. 31, 2016 EUR (€) item
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of international banks | item	24
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | €	€ 6